Expense Example {- Fidelity Advisor® Diversified Stock Fund} - 09.30 Fidelity Advisor Diversified Stock Fund-AMCIZ PRO-12 - Fidelity Advisor® Diversified Stock Fund	Nov. 28, 2020 USD ($)
Fidelity Advisor Diversified Stock Fund-Destiny Class A
Expense Example:
1 year	$ 653
3 years	819
5 years	999
10 years	1,519
Fidelity Advisor Diversified Stock Fund-Class M
Expense Example:
1 year	465
3 years	709
5 years	971
10 years	1,721
Fidelity Advisor Diversified Stock Fund-Class C
Expense Example:
1 year	276
3 years	545
5 years	939
10 years	2,041
Fidelity Advisor Diversified Stock Fund-Class I
Expense Example:
1 year	62
3 years	195
5 years	340
10 years	762
Fidelity Advisor Diversified Stock Fund-Class Z
Expense Example:
1 year	50
3 years	157
5 years	274
10 years	$ 616